Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Bank Overdrafts

Bank overdrafts(i)

	As of December 31,
	2024	2025
Alliance Islamic Bank Berhad(ii)	$309,843	$363,272
RHB Bank Berhad (iii)	77,367	48,990
Malayan Banking Berhad(iv)	71,065	8,530
Total short-term borrowings	$458,275	$420,792

(i)	All bank overdrafts are due on demand. Interest charged for the Group for the years ended December 31, 2023, 2024 and 2025 ranged from 5.00% to 8.65% per annum.

(ii)	Bank overdrafts from Alliance Islamic Bank Berhad are joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and legal charges over the land and building properties of the Group. As of December 31, 2025, there are US$5,944 unutilized amount in the line of credit under bank overdraft facilities from Alliance Islamic Bank Berhad

(iii)	Bank overdrafts from RHB Bank Berhad are joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and pledged by 2 shop lots buildings and lands of the Group. As of December 31, 2025, there was US$67,412 unutilized amount in the line of credit under bank overdraft facilities from RHB Bank Berhad.

(iv)	Bank overdrafts from Malayan Banking Berhad are guaranteed from Syarikat Jaminan Pembiayaan Berhad (SJPP) under working capital guarantee scheme (WCGS), joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei, and 1% commitment fee per annum based on unutilized portion. As of December 31, 2025, there was US$37,007 unutilized amount in the line of credit under bank overdraft facilities from Malayan Banking Berhad.

Schedule of Long-Term Bank Loans

Long-term bank loans

			As of December 31,
			2024		2025
	Annual Interest Rate	Maturity	Long-term	Long-term (current portion)	Long-term	Long-term (current portion)
Long-term borrowings:
Alliance Islamic Bank Berhad(i)	BFR* - 2.20% per annum (Current BFR 5.42% per annum, Min rate 3.2% per annum, Ceiling rate 15% per annum)	September 1, 2047	$1,512,002	43,069	$1,620,853	47,422
Malayan Banking Berhad(ii)	1~5 years: Fixed rate of 4.75% per annum on monthly rest; thereafter: BLR**+2.5% per annum on monthly rest.	December 1, 2026	20,422	20,683	686	21,847
RHB Bank Berhad(iii)	3.55%	June 5, 2047	279,707	8,827	300,697	10,153
United Overseas Bank (Malaysia) Bhd(iv)	4.35%	June 19, 2028	-	-	29,316	17,138
Total Long-term borrowings			$1,812,131	72,579	$1,951,552	96,560

*	BFR is base financing rate, which is presently 6.42% per annum.

**	BLR is the rate from time to time stipulated by the Bank as its Base Lending Rate. Currently, the BLR is 6.40% per annum.
(i)	On July 12, 2022, the Group entered into a loan agreement to borrow funds of MYR7,360,000 (US$1,814,569) with Alliance Islamic Bank Berhad during the period from July 2022 to September 2047 for the purchase of two buildings and freehold lands. The Group repays MYR38,524 (US$8,999) every month after July 2022, until the loan maturity date. This borrowing was joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and legal charges over the lands and building properties purchased by this loan.

(ii)	On September 7, 2021, the Group entered into a loan agreement to borrow funds of MYR440,000 (US$108,481) with Malayan Banking Berhad during the period from September 2021 to December 2026. The Group repays MYR8,254 (US$1,982) every month after September 2021, until the loan maturity date. This borrowing was joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and Credit Guarantee Corporation (M) Berhad (CGC) Guarantee under Flexi Guarantee Scheme (FGS).

(iii)	On January 26, 2022, the Group entered into a loan agreement to borrow funds of MYR1,350,000 (US$332,840) with RHB Bank Berhad during the period from January 2022 to June 2047 for the purchase of two shop lots which are both rent out. The Group repays MYR6,795 (US$1,587) every month after January 2022, until the loan maturity date. This borrowing was joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and legal charges over two shop lot buildings and lands purchased by this loan.

(iv)	On 10 April 2025, the Group entered into a loan agreement to borrow funds of MYR200,000 (US$49,310) with United Overseas Bank (Malaysia) Bhd during the period from June 2025 to June 2028 for working capital use. The Group repays MYR6,281 (US$1,467) every month after June 2025, until the loan maturity date. This borrowing was joint guaranteed by Goh Kok E and Tan Yee Wei.